GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 8,857	$ 7,585
Accumulated amortization	3,455	2,240
Other intangible assets, net	5,402	5,345
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	7,034	5,762
Accumulated amortization	2,315	1,426
Other intangible assets, net	4,719	4,336
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	1,599	1,599
Accumulated amortization	1,084	814
Other intangible assets, net	515	785
Non-competition agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	224	224
Accumulated amortization	56
Other intangible assets, net	$ 168	$ 224